EXHIBIT 99.2

John Deere Owner Trust 2012-B

Statement to Certificateholders

$321,000,000 Class A-1 0.26701% Asset Backed Notes due September 16, 2013

$310,000,000 Class A-2 0.43% Asset Backed Notes due February 17, 2015

$300,000,000 Class A-3 0.53% Asset Backed Notes due July 15, 2016

$99,778,000 Class A-4 0.69% Asset Backed Notes due January 15, 2019

$31,879,975 Asset Backed Certificates

Payment Date:			15-Dec-14

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$13,851,124.17
		per $1,000 original principal amount:	$46.17

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$13,851,124.17

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$62,214.09
		per $1,000 original principal amount:	$0.21

		(iv) Class A-4 Notes:	$57,372.35
		per $1,000 original principal amount:	$0.58

		(v) Total:	$119,586.44

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$257,613,906.31

	(b)	Note Value at end of related Collection Period:	$258,668,934.46

	(c)	Pool Face Amount at the end of related Collection Period:	$269,974,660.19

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$127,010,959.23
		(ii)	A-3 Note Pool Factor:	0.4233699

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$99,778,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$31,879,975.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$226,447.46
		(i)	per $1,000 original principal amount:	$0.21
	(b)	Amount of Servicing Fee earned:		$226,447.46
	(c)	Amount of Servicing Fee paid:		$226,447.46
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$13,283,225.00
	(ii)	Specified Reserve Account Balance:		$13,283,225.00

(10)	(i)	Face Amount of Receivables 60 days or more past due:		$3,650,988.18
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.42%

(11)	(i)	Aggregate amount of net losses for the collection period:		$11,527.87
	(ii)	Cumulative amount of net losses:		$928,373.63
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.09%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$272,851.62
		(ii)	% of Pool Balance:	0.10%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%